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[LINCOLN FINANCIAL GROUP(R) LOGO]

                                                                  LAW DEPARTMENT
                                     THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                                                               350 CHURCH STREET
                                                              HARTFORD, CT 06103

                                                               SCOTT C. DUROCHER
                                                                  SENIOR COUNSEL
                                                             Phone: 860-466-1222
                                                          Scott.Durocher@LFG.com


VIA EDGAR

May 28, 2013

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

RE:      PRE-EFFECTIVE AMENDMENT NO. 1 TO THE REGISTRATION STATEMENT
         ON FORM N-4 FOR LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N
         THE LINCOLN NATIONAL LIFE INSURANCE COMPANY (FILE NO. 333-186894)

Commissioners:

On behalf of The Lincoln National Life Insurance Company and Lincoln Life Variable Annuity Account N ("the Account"), transmitted herewith for filing is Pre-Effective Amendment No. 1 (the "Amendment") to the Registration Statement on Form N-4 (the "Registration Statement") under the Securities Act of 1933, as amended, for certain variable annuity contracts that the company proposes to issue through the Account. The Amendment is marked to show changes from the initial Registration Statement (filed February 27, 2013).

The Amendment reflects changes made in response to SEC Staff comments and non-material changes made to update the Registration Statement. A request for the acceleration of the effective date of this Amendment in included in this filing.

If you have any questions or comments on the Amendment, please contact me at the number listed above.

Sincerely,

/s/ Scott C. Durocher
Scott C. Durocher
Senior Counsel